UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

The Penn Street Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2240 RIDGEWOOD ROAD, SUITE 101  WYOMISSING, PA 19610

 (Address of Principal Executive Offices)  (Zip Code)

The Penn Street Fund, Inc.

Mr. David D. Jones, Esquire

395 Sawdust Road, #2148  The Woodlands, TX 77381

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  866-207-5175

Date of fiscal year end: October 30

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Penn Street Fund, Inc.

Lighting the way
to your investment future

Semi-Annual Report April 30, 2010

Institutional Style Investing

TABLE OF CONTENTS

Berkshire Advisors Select Equity Portfolio seeks to maximize total return by investing in companies with market capitalization greater than $6 Billion, consistent earnings and/or dividend histories with attractive valuation.

Shareholder Letter	1
Portfolio Illustration	2
Investment Portfolio	3 – 7
Financial Statements	8 - 11
Notes	12 – 17
Expense Illustration	18
Directors and Officers	19 - 20
Additional Information	21

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SHAREHOLDER LETTER

APRIL 30, 2010 (UNAUDITED)

Letter from the CEO

                April 30, 2010

Fellow Shareholders,

The six month reporting period ending April 30, 2010 witnessed a number of significant improvements in economic  and market conditions in the US and global economies.  The Fund’s total return for the period was 10.5%.  The US economy has now produced three consecutive quarters of positive growth in Gross Domestic Product, aided by federal government stimulus and spending programs while supported by an accommodative Federal Reserve monetary policy.

In order to replenish inventories and respond to new demand, industrial production has been increasing since last year.  Corporate profits have increased across many sectors.  Over 100 S&P 500 companies have either raised their dividends, or started paying them, while only two have either decreased or suspended them.  This has led to significant market gains in the latter part of 2009 and the early part of 2010.

Although unemployment remains high at approximately 9.7%, the economy is slowly creating more jobs which in our opinion will ultimately lead to consumer spending and growth in the gross domestic product.  While we expect the economy to continue to grow, it still faces various headwinds.  While home prices are stabilizing, foreclosures and unsold homes still have a negative effect on the real estate market.  Joblessness remains high as state and local governments look to trim spending due to lower tax receipts.  Federal deficits and European economic concerns add to the long term worry for the economy.  Notwithstanding these headwinds, we do expect the economy to continue to expand slowly.  We believe that this environment could be favorable for large-cap value, dividend paying stocks.

As always, we are mindful of the inherent trust placed in us and are committed to our discipline in finding value in largely capitalized companies which we place in the portfolio.

Respectfully,

Jay R. Kemmerer

President & CEO

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PORTFOLIO ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

APRIL 30, 2010 (UNAUDITED)

Shares		Value

COMMON STOCK - 96.24%

Accident & Health Insurance - 3.71%
1,800	Aflac, Inc.	$ 91,728
2,450	Unum Group	59,951
		151,679
Beverages - 2.01%
4,500	Constellation Brands, Inc. *	82,215

Biological Products, (No Diagnostic Substances) - 1.84%
1,900	Gilead Sciences, Inc.*	75,449

Computer & Office Equipment - 3.92%
1,600	Hewlett-Packard Co.	83,152
600	International Business Machines Corp.	77,400
		160,552
Computer Storage Devices - 6.14%
2,400	SanDisk Corp. *	95,616
4,000	Seagate Technology *	73,410
2,000	Western Digital Corp. *	82,180
		251,206
Crude Petroleum & Natural Gas - 3.15%
1,700	Chesapeake Energy Corp.	40,460
1,300	Cimarex Energy Co.	88,504
		128,964
Drawing & Insulating of Nonferrous Wire - 2.02%
4,300	Corning, Inc.	82,775

Drilling Oil & Gas Wells - 1.64%
1,700	Noble Corp. *	67,133

*Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2010 (UNAUDITED)

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2010 (UNAUDITED)

Shares		Value

Electric Services - 7.40%
3,100	Ameren Corp.	80,476
1,300	Entergy Corp.	105,677
1,400	FPL Group, Inc.	72,870
1,000	PG&E Corp.	43,800
		302,823
Engines & Turbines - 1.06%
600	Cummins, Inc.	43,338

Fire, Marine & Casualty Insurance - 5.02%
1,550	Ace Ltd.	82,445
1,200	Axis Capital Holdings Ltd.	37,404
3,000	Hartford Financial Services Group, Inc.	85,710
		205,559
Gold & Silver Ores - 2.19%
1,600	Newmont Mining Corp.	89,728

Hospital & Medical Service Plans - 2.35%
2,100	Humana, Inc.*	96,012

Industrial Organic Chemicals - 1.99%
900	Lubrizol Corp.	81,306

Life Insurance - 3.64%
2,600	Lincoln National Corp.	79,534
1,300	Torchmark Corp.	69,602
		149,136
Misc. Industrial & Commercial Machinery & Equipment - 1.13%
600	Eaton Corp.	46,296

Motor Vehicle Parts & Accessories - 1.12%
700	Magna International, Inc. *	45,962

Motor Vehicles & Passenger Car Bodies - 0.94%
1,000	Oshkosh Corp. *	38,620

*Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

Shares		Value

National Commercial Banks - 1.15%
1,000	Citigroup, Inc. *	4,370
1,000	JPMorgan Chase & Co.	42,580
		46,950
Petroleum Refining - 1.01%
700	ConocoPhillips	41,433

Pharmaceutical Preparations - 3.16%
900	Eli Lilly & Co.	31,473
900	Perrigo Co.	55,026
1,000	Watson Pharmaceuticals, Inc. *	42,820
		129,319
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.96%
1,200	Eastman Chemical Co.	80,304

Poultry Slaughtering & Processing - 2.30%
4,800	Tyson Foods, Inc.	94,032

Public Building & Related Furniture - 1.97%
2,400	Johnson Controls, Inc.	80,616

Radio & TV Broadcasting & Communications Equipment - 1.14%
500	L-3 Communications Holdings, Inc.	46,785

Retail-Eating Places - 2.07%
1,200	McDonalds Corp.	84,708

Retail - Family Clothing Stores - 5.62%
1,600	Ross Stores, Inc.	89,600
3,800	The Gap, Inc.	93,974
1,000	TJX Companies, Inc.	46,340
		229,914
Retail - Radio TV & Consumer Electronics Stores - 2.34%
2,100	Best Buy Co, Inc.	95,592

*Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

Shares		Value

Savings Institutions, Not Federally Chartered - 1.63%
5,000	Hudson City Bancorp, Inc.	66,600

Search, Detection, Navagation, Guidance, Aeronautical Systems - 2.34%
1,000	Garmin Ltd.	37,380
1,000	Raytheon Co.	58,290
		95,670
Security Brokers, Dealers & Flotation Companies - 1.77%
500	Goldman Sachs Group, Inc.	72,600

Semiconductors & Related Devices - 5.08%
2,000	Intel Corp.	45,680
8,500	Micron Technology, Inc. *	79,475
3,200	Xilinx, Inc.	82,528
		207,683
Services-Computer Integrated Systems Design - 2.31%
1,800	Computer Sciences Corp. *	94,302

Services-Educational Services - 1.73%
700	ITT Educational Services, Inc. *	70,791

State Commercial Banks - 2.12%
2,000	Capital One Financial Corp.	86,820

Telephone Communications (No Radio Telephone) - 1.33%
1,600	Centurytel, Inc.	54,576

Wholesale-Chemicals & Allied Products - 1.75%
1,200	Ashland, Inc.	71,472

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.19%
2,900	AmerisourceBergen Corp.	89,465

TOTAL FOR COMMON STOCK (Cost $3,506,266) - 96.24%		$3,938,385

*Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2010 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 1.98%
5,000	Financial Select Sector SPDR (Cost $51,987) - 1.98%	80,795

SHORT TERM INVESTMENTS - 1.37%
56,193	Fidelity Institutional Money Market - Class I 0.03%** (Cost $56,193)	56,193

TOTAL INVESTMENTS (Cost $3,614,446) - 99.59%		4,075,373

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.41%		16,691

NET ASSETS - 100.00%		$4,092,064

** Variable rate security; the rate shown represents the effective yield at April 30, 2010

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010 (UNAUDITED)

Assets:
Investments, at Value (Cost $3,614,446)	$ 4,075,373
Cash	400
Receivables:
Dividends and Interest	649
Securities Sold	601,640
Receivable from Advisor	7,455
Prepaid Expenses	6,239
Total Assets	4,691,756
Liabilities:
Payable for Securities Purchased	589,810
Accrued Audit Fees	5,990
Accrued Transfer Agent Fees	1,255
Other Accrued Expenses	2,637
Total Liabilities	599,692
Net Assets	$ 4,092,064

Net Assets Consist of:
Paid In Capital (Note 6)	$ 4,818,170
Undistributed Net Investment Income	325
Accumulated Realized Loss on Investments	(1,187,359)
Unrealized Appreciation in Value of Investments	460,928
Net Assets, for 406,139 Shares Outstanding, 1,000,000,000 shares authorized
with a $0.01 par value per share	$ 4,092,064

Net Asset Value and Redemption Price Per Share	$ 10.08

Maximum Offering Price Per Share ($10.08/94.5%)	$ 10.66

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

Investment Income:
Dividends	$ 32,469
Interest	14
Total Investment Income	32,483

Expenses:
Advisory Fees (Note 3)	18,624
Transfer Agent Fees	7,510
Audit Fees	5,951
12b-1 fees	4,656
Miscellaneous Expenses	4,161
Custody Fees	2,761
Legal Fees	910
Registration Fees	270
Insurance Expense	991
Printing and Mailing Expense	992
Total Expenses	46,826
Fees Waived and Reimbursed by the Advisor (Note 3)	(9,578)
Net Expenses	37,248

Net Investment Loss	(4,765)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	300,831
Net Change in Unrealized Appreciation on Investments	170,707
Net Realized and Unrealized Gain on Investments	471,538

Net Increase in Net Assets Resulting From Operations	$ 466,773

The accompanying notes are an integral part of the financial statements

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
Six Months		Year
	Ended	Ended
	4/30/2010	10/31/2009
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income (Loss)	$ (4,765)	$ 11,425
Net Realized Loss on Investments	300,831	(890,302)
Net change in Unrealized Appreciation on Investments	170,707	1,146,271
Net Increase in Net Assets Resulting From Operations	466,773	267,394

Distributions to Shareholders:
Net Investment Income	(10,198)	(1,212)
Realized Gains	-	-
Net Decrease in Net Assets from Distributions	(10,198)	(1,212)

Capital Share Transactions:
Proceeds from Sale of Shares - Class A	599,634	185,883
Shares Issued on Reinvestment of Dividends - Class A	10,157	1,210
Cost of Shares Redeemed - Class A	(161,416)	(221,985)
Net (Decrease) Increase from Capital Share Transactions	448,375	(34,892)

Net Increase in Net Assets	904,950	231,290

Net Assets:
Beginning of Year	3,187,114	2,955,824
End of Year (Including undistributed net investment income of $0
and $10,213, respectively)	$4,092,064	$3,187,114

Share Transactions:
Shares Sold - Class A	62,273	24,941
Shares Issued on Reinvestment of Dividends - Class A	1,056	159
Shares Redeemed - Class A	(16,880)	(29,552)
Net (Decrease) Increase in Shares	46,449	(4,452)
Outstanding at Beginning of Year	359,690	364,142
Outstanding at End of Year	406,139	359,690

The accompanying notes are an integral part of the financial statements

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUSTANDING THROUGHOUT THE PERIOD

(Unaudited)
Six Months
	Ended	For the Years Ended
Class A Shares	4/30/ 2010	10/31/ 2009	10/31/ 2008	10/31/ 2007	10/31/ 2006	10/31/ 2005

Net Asset Value, at Beginning of Year	$ 8.86	$ 8.12	$14.84	$13.08	$11.37	$11.04

Income (Loss) From Investment Operations:
Net Investment Income (Loss)*	0.01	0.03	(0.01)	(0.03)	0.03	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	1.24	0.71	(5.58)	2.14	2.25	1.39
Total from Investment Operations	1.25	0.74	(5.59)	2.11	2.28	1.43

Distributions (Net Investment Income)	(0.03)	0.00***	0.00	0.00	(0.03)	(0.09)
Distributions (Realized Gains)	0.00	0.00	(1.13)	(0.35)	(0.54)	(1.01)
Total Distributions	(0.03)	0.00	(1.13)	(0.35)	(0.57)	(1.10)

Net Asset Value, at End of Year	$10.08	$ 8.86	$ 8.12	$ 14.84	$ 13.08	$ 11.37

Total Return **	14.1% (b)	9.16%	(40.63)%	16.48%	20.70%	13.41%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$4,092	$ 3,187	$ 2,956	$ 4,405	$ 2,417	$ 1,547
Before Waivers
Ratio of Expenses to Average Net Assets	2.51% (a)	2.86%	2.54%	3.54%	2.97%	3.64%
Ratio of Net Investment Loss to Average Net Assets	(0.77)% (a)	(0.45)%	(0.59)%	(1.72)%	(0.78)%	(1.28)%
After Waivers
Ratio of Expenses to Average Net Assets	2.00% (a)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26% (a)	0.41%	(0.06)%	(0.18)%	0.19%	0.36%
Portfolio Turnover	80%	176%	138%	95%	114%	247%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

Note 1. Organization

The Penn Street Fund, Inc. (the “Company”) is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in one series, the Berkshire Advisors Select Equity Portfolio (the “Fund”).  These shares are Class A shares with a maximum 5.50% front end sales load. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as a "non-diversified" mutual fund under the Investment Company Act of 1940 (“1940 Act”).

The Fund seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

Security Valuation- The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment advisor under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value its securities by using an independent pricing service.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

APRIL 30, 2010 (UNAUDITED)

would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of April 30, 2010:

                                         Quoted Prices in

                                       Active Markets for    Significant Other           Significant            Balance as of

                                          Identical Assets     Observable Inputs   Unobservable Inputs      April 30,

                                                 (Level 1)                  (Level 2)                      (Level 3)                       2010

        Assets

Money Market                        $      56,193                  $   -                               $   -                     $         56,193

Exchange Traded Fund          $      80,795                  $   -                               $   -                     $         80,795

Common Stocks                     $ 3,938,385                  $   -                               $   -                     $    3,938,385

                 Total                        $ 4,075,373                  $   -                               $   -                     $    4,075,373

Federal Income Taxes- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

Accounting principles generally accepted in the United States of America provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and require the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Management has evaluated the Fund’s tax positions as of October 31, 2009, and has determined that none of them are uncertain.

As of and during the year ended October 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund’s tax filings for the fiscal years ended October 31, 2006 through 2009 are subject to examination by U.S. federal tax authorities.

Investment Transactions- Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Distributions to Shareholders- The Fund generally declares dividends annually, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications- Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 3. Investment Management Agreement

Berkshire Advisors, Inc., 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as investment advisor to the Fund. For its services to the Fund, the Advisor receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. For the six months ended April 30, 2010, the Advisor earned a fee of $18,624 from the Fund for Advisory services.

The Advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to maintain for the Fund a net total annual operating expense ratio of 2.00%. The Advisor may decide at anytime not to undertake such waivers and/or reimbursements. This commitment to waive fees is voluntary and can be terminated at any time. For the six months ended April 30, 2010 the Advisor waived $9,578 of its Advisory fees. The Fund has agreed that any operating  expenses of the Fund reimbursed or waived by the Advisor may be repaid to the Advisor by the Fund at anytime for a period of thirty-six months subsequent to the time such waivers or reimbursements are made if the total  expenses  for the Fund for each such year for which such repayment is sought,  after  giving effect to the repayment,  do not exceed 2.00% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At April 30, 2010, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
October 31, 2007	October 31, 2010	$26,737
October 31, 2008	October 31, 2011	$21,794
October 31, 2009	October 31, 2012	$23,865
October 31, 2010	October 31, 2013	$9,578

Note 4. Related Party Transactions

Jay R. Kemmerer is the control person of the Advisor and also serves as a director and officer of the Company.  Mr. Kemmerer receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund. Certain officers and directors of the Fund are also officers and/or directors of the Advisor. David Jones of Drake Compliance is a director of the Fund and acts as the compliance officer as well as legal counsel for the Fund. Greg Getts of Mutual Shareholder Services acts as the assistant Secretary for the Fund and is also President of the Transfer Agent.

Note 5. Distribution Plan

The Fund's Board of Directors has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the 1940 Act.  The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate Unified Financial Services, Inc. (“UFSI”), the distributor, and other eligible entities for expenses relating to the promotion and sale of Fund shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Class A Plan, the Class A shares compensate UFSI and other eligible entities for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares. During the six months ended April 30, 2010, distribution fees of $4,656 were paid by the Fund for Class A shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

Note 6. Capital Stock

The Fund is authorized to issue one billion of shares with $0.01 par value of separate series.  Paid in capital at April 30, 2010 was $4,818,170 representing 406,139 shares outstanding.

Note 7. Investment Transactions

For the six months ended April 30, 2010, purchases and sales of investment securities other than U.S. Government obligations, aggregated $3,260,569 and $2,881,547, respectively.  There were no purchases and sales of U.S. Government obligations.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2010 was $3,614,446.

At April 30, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$518,780	($57,852)	$460,928

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ 325
Capital loss carryforwards	(1,187,359)
Unrealized appreciation on investments	460,928
($726,106)

For federal income tax purposes the Fund paid an ordinary income distribution of $0.028, which amounted to $10,198 for the six months ended April 30, 2010.

For federal income tax purposes the Fund paid an ordinary income distribution of $0.0034, which amounted to $1,212 for the year ended October 31, 2009.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the  allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

Note 9. New Accounting Pronouncements

The Fund adopted the “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles.” Upon adoption the FASB Accounting Standards Codification (“Codification”) became the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance in the Codification carries an equal level of authority.  The Codification superseded all existing non-SEC accounting and reporting standards at the time of adoption. All non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative.  Management has determined that the adoption of this standard had little impact on the Fund’s financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

EXPENSE ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

Expense Example

As a shareholder of the Berkshire Advisors Select Equity Fund, you incur two types of costs: 1) transaction costs, which may include sales charges (loads) on purchase payments and 2) ongoing costs which typically consist of management fees, 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs

(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 through April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	November 1, 2009	April 30, 2010	November 1, 2009 to April 30, 2010

Actual	$1,000.00	$1,141.01	$10.62
Hypothetical (5% Annual Return before expenses)
$1,000.00	$1,014.88	$9.99
		* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2010 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2010 (UNAUDITED)

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Jay R. Kemmerer 2240 Ridgewood Road, Wyomissing, PA 19610 50	Director, President, Treasurer; Indefinite. Since January, 2007.

President, Berkshire Advisors, Inc. Registered Investment Advisor - 2002 – present. President, Kemmerer & Co. Financial Planning - 1992 – Present. President, Jay R. Kemmerer d/b/a Berkshire Mortgage Company-Mortgage Broker Business 1998 - present

Mr. David Jones 719 Sawdust Road, Suite 113, The Woodlands, TX 77380 52	Director, Secretary, Chief Compliance Officer; Indefinite. Since February, 2007.

President, David D. Jones, Esq. & Assoc., P.C., a law firm - 1998 – present. Managing Member, Drake Compliance, LLC, a compliance consulting firm- 2004 – present. BA in Economics, The University of Texas at Austin- 1983 JD (cum laude), Saint Mary's University School of Law- 1994

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS - CONTINUED

APRIL 30, 2010 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Michael Ricca 11 Chillemi Ct Berlin, NJ 47	Independent Director; Indefinite. Mr. Ricca was voted as an Independent Director of the Company at the September, 2007 board meeting

President, Cornerstone Property Group LLC-- September 2002 - Present. Self-Employed CPA -- Nov. 1993-2002.  Assistant Manager, Tax Examinations, Smithkline Beecham Corp. --July 1990-Nov. 1993.  Senior Tax Associate, Coopers and Lybrand --July 1986-1990.  MS in Taxation, Temple University--June 1991. BS in Business Administration, Drexel University--June 1985

Mr. Nelson H. Long 322 Oak Hill Lane, Wyomissing, PA 19610 70	Independent Director; Indefinite. Mr. Long has served as an Independent Director since February, 2007.	Treasurer, County of Berks, PA - 2000 – present. BA, History & Political Science, Rutgers University- 1962. MBA, Accounting, Rutgers University- 1965
Mr. Raymond Melcher 3400 Wyoming Drive N., Sinking Spring, PA 19608 58	Independent Director; Indefinite. Mr. Melcher has served as an Independent Director since March, 2009.	Independent Director; Indefinite. Mr. Melcher has served as an Independent Director since March, 2009.

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 839-6587 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 839-6587.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Penn Street Fund, Inc.

By /s/Jay Kemmerer

     Jay Kemmerer

     President and Treasurer

Date: July 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jay Kemmerer

     Jay Kemmerer

     President and Treasurer